Fees and Expenses - Q3 All-Season Tactical Advantage ETF	Dec. 10, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of the expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
Annual Fund Operating Expenses [Table]

Management Fees	1.35%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(1)	1.78%

(1)	“Total Annual Fund Operating Expenses” will not correlate to the ratio of the expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$181	$560

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.